Pension Plans	6 Months Ended
Sep. 30, 2025
Retirement Benefits [Abstract]
Pension Plans
16.	Pension Plans
The Company and certain subsidiaries have contributory and
non-contributory
pension plans covering substantially all of their employees. Those contributory funded pension plans include defined benefit pension plans and defined contribution pension plans. Under the plans, employees are entitled to lump-sum
payments at the time of termination of their employment or pension payments. Defined benefit pension plans consist of a plan of which the amounts of such payments are determined on the basis of length of service and remuneration at the time of termination and a cash balance plan.
The Company and certain subsidiaries’ funding policy is to contribute annually the amounts actuarially determined. Assets of the plans are invested primarily in debt securities and marketable equity securities.
Net periodic pension cost for the six months ended September 30, 2024 and 2025 consists of the following:

	Millions of yen
	Six months ended September 30, 2024	Six months ended September 30, 2025
Japanese plans:
Service cost	¥2,584	¥2,222
Interest cost	¥704	¥975
Expected return on plan assets	¥(1,397)	¥(1,372)
Amortization of prior service credit	¥(36)	¥(32)
Amortization of net actuarial loss	¥(49)	¥(69)

Net periodic pension cost	¥1,806	¥1,724

	Millions of yen
	Six months ended September 30, 2024	Six months ended September 30, 2025
Overseas plans:
Service cost	¥1,654	¥1,371
Interest cost	¥2,070	¥2,302
Expected return on plan assets	¥(3,535)	¥(3,601)
Amortization of prior service credit	¥(162)	¥(137)
Amortization of net actuarial loss	¥2	¥(2)
Amortization of transition obligation	¥1	¥0

Net periodic pension cost	¥30	¥(67)

Note:	Net periodic pension cost is charged in personnel expenses, which is included in selling, general and administrative expenses in the consolidated statements of income.